The Gabelli Small Cap Growth Fund
Schedule of Investments — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99 .2%
Aerospace — 1 .0%
235,000 Aerojet Rocketdyne Holdings Inc. † ............ $ 13,143,550
30,500 Allied Motion Technologies Inc. ................. 1,061,705
40,000 Innovative Solutions and Support Inc. † ..... 328,800
7,000 Kratos Defense & Security Solutions Inc. † 72,240
14,606,295
Agriculture — 0.0%
10,000 Cadiz Inc. † ............................................... 25,000
52,000 Limoneira Co. ........................................... 634,920
659,920
Automotive — 0 .3%
420,000 Iveco Group NV † ...................................... 2,498,816
68,000 The Shyft Group Inc. ................................ 1,690,480
4,189,296
Automotive: Parts and Accessories — 3 .9%
147,500 BorgWarner Inc. ....................................... 5,936,875
846,000 Brembo SpA ............................................. 9,463,527
94,022 China Automotive Systems Inc. † ............... 545,328
74,000 Commercial Vehicle Group Inc. † ............... 503,940
1,108,000 Dana Inc. ................................................. 16,764,040
382,000 Modine Manufacturing Co. † ...................... 7,586,520
34,000 Monro Inc. ............................................... 1,536,800
4,300 O'Reilly Automotive Inc. † ......................... 3,629,329
45,000 Puradyn Filter Technologies Inc. † .............. 4
180,000 Standard Motor Products Inc. ................... 6,264,000
246,000 Strattec Security Corp. † (a) ....................... 5,055,300
18,700 Thor Industries Inc. .................................. 1,411,663
12,500 Uni-Select Inc. † ........................................ 395,495
59,092,821
Aviation: Parts and Services — 2 .0%
20,000 AAR Corp. † .............................................. 898,000
9,500 Astronics Corp. † ...................................... 97,850
23,200 Astronics Corp. , Cl. B † ............................. 230,840
48,000 Ducommun Inc. † ..................................... 2,398,080
675,000 Kaman Corp. ............................................ 15,052,500
89,000 Moog Inc. , Cl. A ....................................... 7,810,640
18,000 Moog Inc. , Cl. B ....................................... 1,564,560
20,000 Woodward Inc. ......................................... 1,932,200
29,984,670
Broadcasting — 1 .8%
119,000 Beasley Broadcast Group Inc. , Cl. A † ........ 109,504
10,000 Cogeco Communications Inc. ................... 567,134
24,000 Cogeco Inc. .............................................. 1,126,795
194,000 Corus Entertainment Inc. , Cl. B ................. 309,483
39,500 Fox Corp. , Cl. A ........................................ 1,199,615
25,000 Gray Television Inc. .................................. 279,750
72,350 Gray Television Inc. , Cl. A ......................... 787,884
260,000 ITV plc ..................................................... 236,248
13,000 Liberty Broadband Corp. , Cl. A † ................ 986,050
Shares
Market
Value
11,000 Liberty Broadband Corp. , Cl. C † ................ $ 838,970
20,000 Liberty Media Corp.- Liberty Formula One ,
Cl. A † ................................................... 1,068,600
27,000 Liberty Media Corp.- Liberty Formula One ,
Cl. C † ................................................... 1,614,060
64,000 Liberty Media Corp.- Liberty SiriusXM ,
Cl. A † ................................................... 2,515,840
34,452 Liberty Media Corp.- Liberty SiriusXM ,
Cl. C † ................................................... 1,348,107
92,340 Madison Square Garden Entertainment
Corp. † .................................................. 4,152,530
22,000 Nexstar Media Group Inc. ......................... 3,850,660
100,000 Salem Media Group Inc. † ......................... 105,000
260,000 Sinclair Broadcast Group Inc. , Cl. A ........... 4,032,600
480,000 Sirius XM Holdings Inc. ............................ 2,803,200
27,932,030
Building and Construction — 6 .4%
79,000 Arcosa Inc. ............................................... 4,292,860
200,000 Armstrong Flooring Inc. † .......................... 2,000
70,500 D.R. Horton Inc. ....................................... 6,284,370
30,000 Gibraltar Industries Inc. † .......................... 1,376,400
224,100 Herc Holdings Inc. .................................... 29,484,837
112,000 KB Home ................................................. 3,567,200
3,000 Legacy Housing Corp. † ............................ 56,880
371,600 Lennar Corp. , Cl. B ................................... 27,788,248
89,500 MDC Holdings Inc. ................................... 2,828,200
8,500 Meritage Homes Corp. † ............................ 783,700
1,900 NVR Inc. † ................................................ 8,763,902
107,000 PulteGroup Inc. ........................................ 4,871,710
58,000 Titan Machinery Inc. † ............................... 2,304,340
109,500 Toll Brothers Inc. ...................................... 5,466,240
97,870,887
Business Services — 2 .2%
13,000 ACCO Brands Corp. .................................. 72,670
505,000 Clear Channel Outdoor Holdings Inc. † ....... 530,250
153,000 Diebold Nixdorf Inc. † ................................ 217,260
60,000 Element Solutions Inc. .............................. 1,091,400
13,000 GSE Systems Inc. † ................................... 8,840
190,000 IAA Inc. † .................................................. 7,600,000
35,500 Live Nation Entertainment Inc. † ................ 2,475,770
40,000 Loomis AB ............................................... 1,096,326
15,700 McGrath RentCorp ................................... 1,550,218
20,000 Sealed Air Corp. ....................................... 997,600
69,000 Sohgo Security Services Co. Ltd. .............. 1,890,087
5,000 Team Inc. † ............................................... 26,250
80,000 The Interpublic Group of Companies Inc. .. 2,664,800
25,000 TransAct Technologies Inc. † ..................... 155,500
1,600,000 Trans-Lux Corp. † (a) ................................. 661,280
34,000 United Rentals Inc. † ................................. 12,084,280
33,122,531

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Cable — 0 .5%
55,000 AMC Networks Inc. , Cl. A † ........................ $ 861,850
39,000 DISH Network Corp. , Cl. A † ...................... 547,560
30,000 EchoStar Corp. , Cl. A † .............................. 500,400
130,000 Liberty Global plc , Cl. A † .......................... 2,460,900
136,000 Liberty Global plc , Cl. C † .......................... 2,642,480
90,000 WideOpenWest Inc. † ................................ 819,900
7,833,090
Communications Equipment — 0.0%
85,000 Telesat Corp. † .......................................... 637,500
Computer Software and Services — 1 .4%
51,000 Activision Blizzard Inc. .............................. 3,904,050
365,000 Alithya Group Inc. , Cl. A † .......................... 540,200
10,000 I3 Verticals Inc. , Cl. A † ............................. 243,400
11,500 MKS Instruments Inc. ............................... 974,395
24,500 Rockwell Automation Inc. ......................... 6,310,465
31,000 Tyler Technologies Inc. † ........................... 9,994,710
7,300 Vimeo Inc. † .............................................. 25,039
21,992,259
Consumer Products — 1 .4%
108,000 1-800-Flowers.com Inc. , Cl. A † ................. 1,032,480
67,000 Brunswick Corp. ....................................... 4,829,360
32,000 Chofu Seisakusho Co. Ltd. ........................ 468,394
40,000 Church & Dwight Co. Inc. ......................... 3,224,400
26,000 Energizer Holdings Inc. ............................. 872,300
2,000 Harley-Davidson Inc. ................................ 83,200
2,500 Kobayashi Pharmaceutical Co. Ltd. ........... 172,013
3,200 LCI Industries .......................................... 295,840
220,000 Marine Products Corp. .............................. 2,589,400
5,500 National Presto Industries Inc. .................. 376,530
225,000 Sally Beauty Holdings Inc. † ...................... 2,817,000
215,000 Samick Musical Instruments Co. Ltd. ........ 218,485
3,700 Shimano Inc. ............................................ 589,790
10,000 Steven Madden Ltd. .................................. 319,600
10,000 The Scotts Miracle-Gro Co. ....................... 485,900
9,500 WD-40 Co. ............................................... 1,531,495
84,000 Wolverine World Wide Inc. ....................... 918,120
20,824,307
Consumer Services — 0 .9%
53,000 Bowlin Travel Centers Inc. † ....................... 245,125
16,000 H&E Equipment Services Inc. ................... 726,400
5,000 IAC Inc. † .................................................. 222,000
180,000 KAR Auction Services Inc. † ...................... 2,349,000
289,600 Rollins Inc. ............................................... 10,581,984
14,124,509
Diversified Industrial — 12 .1%
10,000 Acuity Brands Inc. .................................... 1,656,100
51,000 Albany International Corp. , Cl. A ................ 5,028,090
192,500 Ampco-Pittsburgh Corp. † ......................... 483,175
Shares
Market
Value
65,100 Burnham Holdings Inc. , Cl. A .................... $ 813,750
357,500 Crane Holdings Co. ................................... 35,910,875
49,300 Distribution Solutions Group Inc. † ............ 1,817,198
95,400 EnPro Industries Inc. ................................ 10,369,026
105,500 Greif Inc. , Cl. A ......................................... 7,074,830
95,700 Greif Inc. , Cl. B ......................................... 7,486,611
465,000 Griffon Corp. ............................................ 16,642,350
20,500 Hyster-Yale Materials Handling Inc. ........... 518,855
162,000 INNOVATE Corp. † ..................................... 302,940
5,500 JSP Corp. ................................................ 62,066
93,000 Kimball International Inc. , Cl. B ................. 604,500
89,017 L.B. Foster Co. , Cl. A † ............................... 861,684
40,700 Lincoln Electric Holdings Inc. .................... 5,880,743
32,000 Lindsay Corp. ........................................... 5,211,200
38,000 Matthews International Corp. , Cl. A ........... 1,156,720
907,000 Myers Industries Inc. ................................ 20,162,610
72,000 Oil-Dri Corp. of America ............................ 2,414,880
13,000 Olin Corp. ................................................ 688,220
320,000 Park-Ohio Holdings Corp. ......................... 3,913,600
12,500 Pentair plc ................................................ 562,250
14,000 Roper Technologies Inc. ........................... 6,049,260
54,000 Sonoco Products Co. ................................ 3,278,340
50,000 Standex International Corp. ....................... 5,120,500
309,360 Steel Connect Inc. † .................................. 442,385
84,029 Steel Partners Holdings LP † ..................... 3,596,441
13,000 T. Hasegawa Co. Ltd. ................................ 288,845
7,000 Terex Corp. .............................................. 299,040
336,500 Textron Inc. .............................................. 23,824,200
397,000 Tredegar Corp. ......................................... 4,057,340
220,500 Trinity Industries Inc. ................................ 6,520,185
183,098,809
Electronics — 2 .8%
115,000 Badger Meter Inc. ..................................... 12,538,450
211,500 Bel Fuse Inc. , Cl. A (a) ............................... 7,040,835
437,000 CTS Corp. ................................................ 17,226,540
35,000 Daktronics Inc. † ....................................... 98,700
120,000 Gentex Corp. ............................................ 3,272,400
20,000 IMAX Corp. † ............................................ 293,200
30,000 Renesas Electronics Corp. † ...................... 270,535
61,000 Stoneridge Inc. † ....................................... 1,315,160
42,055,820
Energy and Utilities — 2 .9%
18,000 Avangrid Inc. ............................................ 773,640
19,000 Callon Petroleum Co. † .............................. 704,710
10,000 Chesapeake Utilities Corp. ........................ 1,181,800
35,000 CMS Energy Corp. .................................... 2,216,550
20,000 Consolidated Water Co. Ltd. ...................... 296,000
36,800 Diamondback Energy Inc. ......................... 5,033,504
90,000 Dril-Quip Inc. † .......................................... 2,445,300
74,000 Energy Recovery Inc. † .............................. 1,516,260
29,000 Landis+Gyr Group AG ............................... 2,046,450

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
22,000 Marathon Petroleum Corp. ........................ $ 2,560,580
3,500 Middlesex Water Co. ................................. 275,345
11,000 Northwest Natural Holding Co. .................. 523,490
21,500 NorthWestern Corp. .................................. 1,275,810
11,000 Otter Tail Corp. ......................................... 645,810
1,700,000 RPC Inc. .................................................. 15,113,000
9,000 SJW Group .............................................. 730,710
32,000 Southwest Gas Holdings Inc. .................... 1,980,160
8,000 Spire Inc. ................................................. 550,880
33,000 The York Water Co. ................................... 1,484,340
19,200 TravelCenters of America Inc. † .................. 859,776
55,000 Vestas Wind Systems A/S ......................... 1,600,089
43,814,204
Entertainment — 1 .7%
76,500 Inspired Entertainment Inc. † ..................... 969,255
153,000 Liberty Media Corp.- Liberty Braves , Cl. A † 4,998,510
188,000 Liberty Media Corp.- Liberty Braves , Cl. C † 6,059,240
34,000 Madison Square Garden Sports Corp. ....... 6,233,220
66,000 Manchester United plc , Cl. A ..................... 1,539,780
7,800 Take-Two Interactive Software Inc. † .......... 812,214
3,500 The Walt Disney Co. † ............................... 304,080
35,000 Universal Entertainment Corp. † ................. 634,182
55,200 World Wrestling Entertainment Inc. , Cl. A .. 3,782,304
25,332,785
Environmental Services — 0 .5%
59,000 Republic Services Inc. .............................. 7,610,410
Equipment and Supplies — 16 .8%
17,200 A.O. Smith Corp. ...................................... 984,528
393,600 AMETEK Inc. ............................................ 54,993,792
56,000 AZZ Inc. ................................................... 2,251,200
9,200 Chart Industries Inc. † ............................... 1,060,116
6,200 Chase Corp. ............................................. 534,812
165,000 CIRCOR International Inc. † ....................... 3,953,400
316,500 Core Molding Technologies Inc. † .............. 4,111,335
95,000 Crown Holdings Inc. ................................. 7,809,950
2,025 Danaher Corp. .......................................... 537,475
100,000 Donaldson Co. Inc. ................................... 5,887,000
38,700 Entegris Inc. ............................................. 2,538,333
196,500 Federal Signal Corp. ................................. 9,131,355
241,000 Flowserve Corp. ....................................... 7,393,880
155,000 Franklin Electric Co. Inc. ........................... 12,361,250
432,000 Graco Inc. ................................................ 29,056,320
34,000 IDEX Corp. ............................................... 7,763,220
136,500 Interpump Group SpA .............................. 6,160,268
6,800 Littelfuse Inc. ........................................... 1,497,360
110,000 Maezawa Kyuso Industries Co. Ltd. ........... 766,916
60,000 Minerals Technologies Inc. ....................... 3,643,200
6,000 MSA Safety Inc. ....................................... 865,140
516,500 Mueller Industries Inc. .............................. 30,473,500
Shares
Market
Value
335,000 Mueller Water Products Inc. , Cl. A ............. $ 3,604,600
3,500 Teleflex Inc. .............................................. 873,705
169,000 Tennant Co. .............................................. 10,405,330
742,000 The Gorman-Rupp Co. .............................. 19,010,040
91,500 The Greenbrier Companies Inc. ................. 3,067,995
115,003 The L.S. Starrett Co. , Cl. A † ...................... 846,422
52,000 The Manitowoc Co. Inc. † .......................... 476,320
50,000 The Middleby Corp. † ................................ 6,695,000
36,000 The Timken Co. ........................................ 2,544,120
30,000 The Toro Co. ............................................ 3,396,000
6,000 Valmont Industries Inc. ............................. 1,984,020
7,875 Watsco Inc. , Cl. B ..................................... 2,006,511
45,000 Watts Water Technologies Inc. , Cl. A ......... 6,580,350
255,264,763
Financial Services — 4 .6%
7,000 Ameris Bancorp ....................................... 329,980
23,000 Argo Group International Holdings Ltd. ..... 594,550
12,000 Capitol Federal Financial Inc. ..................... 103,800
20,900 Crazy Woman Creek Bancorp Inc. ............. 499,510
325,000 Energy Transfer LP ................................... 3,857,750
150 Farmers & Merchants Bank of Long Beach 1,119,750
335,450 Flushing Financial Corp. ............................ 6,501,021
66,000 FNB Corp. ................................................ 861,300
145,000 GAM Holding AG † .................................... 147,407
278,000 Hope Bancorp Inc. .................................... 3,561,180
410,000 Huntington Bancshares Inc. ...................... 5,781,000
676,000 KKR & Co. Inc. ......................................... 31,379,920
80,000 Medallion Financial Corp. .......................... 571,200
8,000 PROG Holdings Inc. † ................................ 135,120
44,000 Sandy Spring Bancorp Inc. ....................... 1,550,120
20,000 Sculptor Capital Management Inc. ............. 173,200
41,000 Synovus Financial Corp. ........................... 1,539,550
16,000 TFS Financial Corp. ................................... 230,560
15,000 Thomasville Bancshares Inc. ..................... 995,250
230,000 Valley National Bancorp ............................ 2,601,300
34,308 Value Line Inc. ......................................... 1,745,591
10,000 Waterloo Investment Holdings Ltd. † (b) ..... 5,000
120,000 Webster Financial Corp. ............................ 5,680,800
133,000 Wright Investors' Service Holdings Inc. † ... 15,628
69,980,487
Food and Beverage — 6 .7%
425,000 Arca Continental SAB de CV ...................... 3,446,848
14,000 BellRing Brands Inc. † ............................... 358,960
75,500 Brown-Forman Corp. , Cl. A ....................... 4,964,880
40,000 Bull-Dog Sauce Co. Ltd. ............................ 555,928
900,000 China Tontine Wines Group Ltd. † .............. 11,761
125,000 Chr. Hansen Holding A/S ........................... 8,991,550
272,000 Crimson Wine Group Ltd. † ....................... 1,525,920
220,000 Denny's Corp. † ........................................ 2,026,200
500,000 Dynasty Fine Wines Group Ltd. † ............... 22,420
115,000 Farmer Brothers Co. † ............................... 530,150

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
400,000 Flowers Foods Inc. ................................... $ 11,496,000
114,000 ITO EN Ltd. .............................................. 4,160,774
46,000 Iwatsuka Confectionery Co. Ltd. ................ 1,507,162
23,000 J & J Snack Foods Corp. .......................... 3,443,330
106,000 Kameda Seika Co. Ltd. .............................. 3,513,410
240,000 Kikkoman Corp. ........................................ 12,691,253
650,000 Maple Leaf Foods Inc. .............................. 11,737,445
6,000 MEIJI Holdings Co. Ltd. ............................ 308,138
12,000 MGP Ingredients Inc. ................................ 1,276,560
62,000 Morinaga Milk Industry Co. Ltd. ................ 2,359,723
7,500 National Beverage Corp. † ......................... 348,975
43,500 Nissin Foods Holdings Co. Ltd. ................. 3,453,749
13,000 Post Holdings Inc. † .................................. 1,173,380
60,000 Rock Field Co. Ltd. ................................... 689,424
2,400 The Boston Beer Co. Inc. , Cl. A † ............... 790,848
56,700 The J.M. Smucker Co. .............................. 8,984,682
625,000 Tingyi (Cayman Islands) Holding Corp. ..... 1,103,396
32,500 Tootsie Roll Industries Inc. ....................... 1,383,525
370,000 Vina Concha y Toro SA ............................. 466,725
950,000 Vitasoy International Holdings Ltd. ............ 1,954,660
20,000 Willamette Valley Vineyards Inc. † .............. 119,800
100,000 Yakult Honsha Co. Ltd. ............................. 6,522,402
101,919,978
Health Care — 4 .8%
1,400 Align Technology Inc. † ............................. 295,260
6,700 Bio-Rad Laboratories Inc. , Cl. A † .............. 2,817,283
13,300 Bruker Corp. ............................................ 909,055
850 Chemed Corp. .......................................... 433,866
21,000 CONMED Corp. ........................................ 1,861,440
396,500 Cutera Inc. † ............................................. 17,533,230
50,000 Dexcom Inc. † ........................................... 5,662,000
10,000 Evolent Health Inc. , Cl. A † ......................... 280,800
148,500 Globus Medical Inc. , Cl. A † ....................... 11,029,095
70,500 Henry Schein Inc. † ................................... 5,630,835
28,000 ICU Medical Inc. † ..................................... 4,409,440
33,200 Masimo Corp. † ........................................ 4,911,940
45,000 Neogen Corp. † ......................................... 685,350
4,000 NeoGenomics Inc. † .................................. 36,960
32,000 Neuronetics Inc. † ..................................... 219,840
90,000 NuVasive Inc. † ......................................... 3,711,600
190,000 OPKO Health Inc. † .................................... 237,500
129,000 Orthofix Medical Inc. † .............................. 2,648,370
14,000 Patterson Cos. Inc. ................................... 392,420
24,000 Seikagaku Corp. ....................................... 164,401
23,400 STERIS plc ............................................... 4,321,746
19,000 Straumann Holding AG ............................. 2,169,902
3,000 Stryker Corp. ............................................ 733,470
30,000 SurModics Inc. † ....................................... 1,023,600
19,600 Teladoc Health Inc. † ................................. 463,540
Shares
Market
Value
100 The Cooper Companies Inc. ...................... $ 33,067
38,000 United-Guardian Inc. ................................ 395,200
73,011,210
Home Furnishings — 0 .3%
161,500 Bassett Furniture Industries Inc. ............... 2,806,870
5,000 Ethan Allen Interiors Inc. .......................... 132,100
70,000 La-Z-Boy Inc. ........................................... 1,597,400
4,536,370
Hotels and Gaming — 4 .5%
50,500 Boyd Gaming Corp. .................................. 2,753,765
190,500 Canterbury Park Holding Corp. ................. 5,955,030
85,500 Churchill Downs Inc. ................................ 18,077,265
120,000 Formosa International Hotels Corp. ........... 1,005,352
530,000 Full House Resorts Inc. † ........................... 3,985,600
48,508 Gaming and Leisure Properties Inc. , REIT . 2,526,782
750,000 Genting Singapore Ltd. ............................. 534,754
93,000 Golden Entertainment Inc. † ....................... 3,478,200
2,350,000 Mandarin Oriental International Ltd. † ........ 4,512,000
3,000 Penn Entertainment Inc. † ......................... 89,100
249,200 Ryman Hospitality Properties Inc. , REIT .... 20,379,576
2,500,000 The Hongkong & Shanghai Hotels Ltd. † .... 2,600,747
129,000 The Marcus Corp. ..................................... 1,856,310
13,000 Wynn Resorts Ltd. † .................................. 1,072,110
68,826,591
Machinery — 2 .9%
335,000 Astec Industries Inc. ................................. 13,621,100
1,415,000 CNH Industrial NV .................................... 22,724,900
95,000 Kennametal Inc. ....................................... 2,285,700
4,700 Nordson Corp. ......................................... 1,117,284
160,000 The Eastern Co. ........................................ 3,084,800
103,057 Twin Disc Inc. † ......................................... 1,001,714
43,835,498
Manufactured Housing and Recreational
Vehicles — 1 .6%
69,000 Cavco Industries Inc. † .............................. 15,611,250
71,000 Nobility Homes Inc. .................................. 1,767,900
82,000 Skyline Champion Corp. † ......................... 4,223,820
51,500 Winnebago Industries Inc. ........................ 2,714,050
24,317,020
Metals and Mining — 0 .1%
45,000 Ivanhoe Mines Ltd. , Cl. A † ........................ 355,613
95,000 Kinross Gold Corp. ................................... 388,550
744,163
Publishing — 0 .8%
2,500 Graham Holdings Co. , Cl. B ....................... 1,510,525
4,500 John Wiley & Sons Inc. , Cl. B ................... 178,695
34,000 News Corp. , Cl. A ..................................... 618,800
775,000 The E.W. Scripps Co. , Cl. A † ..................... 10,222,250
12,530,270

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate — 2 .9%
79,000 Capital Properties Inc. , Cl. A ..................... $ 872,950
8,900 Gyrodyne LLC † ........................................ 72,090
241,900 Indus Realty Trust Inc. , REIT ..................... 15,358,231
17,200 Lamar Advertising Co. , Cl. A, REIT ............ 1,623,680
89,800 Morguard Corp. ........................................ 7,458,573
15,000 Reading International Inc. , Cl. A † .............. 41,550
4,000 Reading International Inc. , Cl. B † .............. 79,400
33,000 Seritage Growth Properties , Cl. A, REIT † ... 390,390
136,600 Tejon Ranch Co. † ..................................... 2,573,544
385,000 The St. Joe Co. ......................................... 14,880,250
139,000 Trinity Place Holdings Inc. † ...................... 102,846
43,453,504
Retail — 6 .0%
114,800 AutoNation Inc. † ...................................... 12,318,040
9,000 Big 5 Sporting Goods Corp. ...................... 79,470
900 Biglari Holdings Inc. , Cl. A † ...................... 628,178
163,000 Copart Inc. † ............................................. 9,925,070
523 Hertz Global Holdings Inc. † ...................... 8,049
201,700 Ingles Markets Inc. , Cl. A .......................... 19,455,982
35,000 Lands' End Inc. † ...................................... 265,650
70,000 Movado Group Inc. ................................... 2,257,500
157,000 Nathan's Famous Inc. ............................... 10,551,970
70,100 Penske Automotive Group Inc. .................. 8,056,593
90,000 Pets at Home Group plc ............................ 308,572
333,500 Rush Enterprises Inc. , Cl. B ...................... 18,766,045
11,000 Salvatore Ferragamo SpA ......................... 194,169
10,000 The Cheesecake Factory Inc. ..................... 317,100
27,400 Tractor Supply Co. .................................... 6,164,178
60,000 Village Super Market Inc. , Cl. A ................. 1,397,400
6,700 Vroom Inc. † ............................................. 6,834
600 Winmark Corp. ......................................... 141,498
90,842,298
Specialty Chemicals — 2 .1%
3,200 Albemarle Corp. ....................................... 693,952
28,000 Ashland Inc. ............................................. 3,010,840
245,000 H.B. Fuller Co. .......................................... 17,546,900
37,500 Hawkins Inc. ............................................ 1,447,500
40,000 Huntsman Corp. ....................................... 1,099,200
5,600 NewMarket Corp. ..................................... 1,742,216
8,400 Quaker Chemical Corp. ............................. 1,401,960
1,000 Rogers Corp. † .......................................... 119,340
29,000 Sensient Technologies Corp. ..................... 2,114,680
2,500 Takasago International Corp. ..................... 48,480
91,200 The General Chemical Group Inc. † (b) ........ 0
88,000 Valvoline Inc. ........................................... 2,873,200
32,098,268
Telecommunications — 0 .7%
30,000 Consolidated Communications Holdings
Inc. † ..................................................... 107,400
Shares
Market
Value
61,000 Gogo Inc. † ............................................... $ 900,360
3,500 IDT Corp. , Cl. B † ...................................... 98,595
31,000 Iridium Communications Inc. † .................. 1,593,400
85,100 Nuvera Communications Inc. .................... 1,489,250
82,000 Rogers Communications Inc. , Cl. B ........... 3,840,880
109,500 Shenandoah Telecommunications Co. ....... 1,738,860
800,000 VEON Ltd. , ADR † ..................................... 392,000
10,160,745
Transportation — 2 .6%
355,000 GATX Corp. .............................................. 37,750,700
18,600 Irish Continental Group plc ....................... 85,216
124,000 Navigator Holdings Ltd. † .......................... 1,483,040
39,318,956
Wireless Communications — 0.0%
34,500 United States Cellular Corp. † .................... 719,325
TOTAL COMMON STOCKS ........................ 1,506,341,589
CLOSED-END FUNDS — 0 .1%
53,200 The Central Europe, Russia, and Turkey
Fund Inc. .............................................. 439,432
32,729 The European Equity Fund Inc. .................. 245,467
113,000 The New Germany Fund Inc. ..................... 891,570
TOTAL CLOSED-END FUNDS .................... 1,576,469
PREFERRED STOCKS — 0 .2%
Automotive: Parts and Accessories — 0 .2%
85,000 Jungheinrich AG ....................................... 2,418,468
RIGHTS — 0.0%
Communications Equipment — 0.0%
60,500 Pineapple Energy Inc. , CVR † ..................... 213,565
WARRANTS — 0.0%
Business Services — 0.0%
1 Internap Corp. , expire 05/08/24 † (b) .......... 652
Diversified Industrial — 0.0%
140,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 22,050
TOTAL WARRANTS .................................. 22,702
TOTAL MISCELLANEOUS INVESTMENTS
— 0 .5% (c) ........................................... 7,544,045
TOTAL INVESTMENTS — 100.0%
(Cost $ 458,024,516 ) ............................. $ 1,518,116,838

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2022 (Unaudited)
(a) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
† Non-income producing security.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust